Income Tax (Tables)	6 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$21,868
Federal net operating loss	4,658

Total deferred tax asset	26,526
Valuation allowance	(26,526)

Deferred tax asset, net of allowance	$—

Schedule of income tax provision

December 31, 2020
Federal
Current	$—
Deferred	(26,526)
State
Current	—
Deferred	—

Change in valuation allowance	26,526

Income tax provision	$—

Schedule of reconciliation of federal income tax rate

Statutory federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(23.4)
State taxes, net of federal tax benefit	0.0%
Change in valuation allowance	2.4%

Income tax provision	—%